Reclassification of Comparative Amounts	12 Months Ended
Dec. 31, 2025
Reclassification of Comparative Amounts [Abstract]
Reclassification of Comparative Amounts
31.	Reclassification of Comparative Amounts

Certain amounts have been reclassified in the Condensed Consolidated Interim Statement of Operations and Comprehensive Income /(Loss) in previous periods to conform to the current period presentation. Only reclassifications have been made with no changes in accounting policies or revision of previously reported amounts. There is no change to the previously reported net income (loss).